Annual Total Returns (Vanguard Energy Fund - Investor Shares Retail) (Vanguard Energy Fund, Vanguard Energy Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Annual Total Return
2014	(14.26%)
2013	18.14%
2012	2.67%
2011	(1.74%)
2010	13.43%
2009	38.36%
2008	(42.87%)
2007	37.00%
2006	19.66%
2005	44.60%